Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0002071668
Registrant Name	Magnum Ice Cream Co N.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES